CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current portion of long term debt to related party	$ 750	$ 750	$ 0
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	144,710,897	86,631,664	12,918,144
Common stock, outstanding	144,710,897	86,631,664	12,918,144
SeriesAPreferredStockMember
Preferred stock shares authorized	1,684,375	1,684,375	1,684,375
Preferred stock shares issued	0	0	0
Preferred stock Series outstanding	0	0	0
SeriesBPreferredStockMember
Preferred stock shares authorized	1,580,790	1,580,790	1,580,790
Preferred stock shares issued	926,942	926,942	1,455,924
Preferred stock Series outstanding	926,942	926,942	1,455,924
Preferred stock Series B liquidation preference (in Dollars)	$ 24,659